FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 793,435	$ 202,180	$ 125,581
Value added taxes receivable	35,801	33,864
Trade and other receivables	86,362	12,303
Other financial assets	180,386	49,781
Trade and other payables	(207,911)	$ (103,895)
Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	45,545
Restricted cash	0
Value added taxes receivable	0
Trade and other receivables	564
Other financial assets	18,321
Trade and other payables	(6,384)
Foreign exchange derivative	9
Net assets (liabilities) exposure	58,055
Effect of +/- 10% change in currency	5,806
Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	36,091
Restricted cash	124,090
Value added taxes receivable	46,931
Trade and other receivables	0
Other financial assets	0
Trade and other payables	(107,505)
Foreign exchange derivative	0
Net assets (liabilities) exposure	99,607
Effect of +/- 10% change in currency	9,961
Amounts in foreign currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	81,636
Restricted cash	124,090
Value added taxes receivable	46,931
Trade and other receivables	564
Other financial assets	18,321
Trade and other payables	(113,889)
Foreign exchange derivative	9
Net assets (liabilities) exposure	157,662
Effect of +/- 10% change in currency	$ 15,767